DIVIDENDS ON ORDINARY SHARES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of dividends [text block] [Abstract]
Schedule of Dividends On Ordinary Shares
Dividends paid during the year were as follows:

	2022 pence per share	2021 pence per share	2020 pence per share	2022 £m	2021 £m	2020 £m
Final dividend recommended by directors at previous year end	1.33	0.57	–	930	404	–
Interim dividend paid in the year	0.80	0.67	–	545	473	–
	2.13	1.24	–	1,475	877	–